Schedule of Investments (unaudited)
June 30, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Boeing Co.(a)	842,189	$ 177,836,629
General Dynamics Corp.	157,346	33,852,992
Howmet Aerospace, Inc.	546,963	27,107,486
Huntington Ingalls Industries, Inc.	59,598	13,564,505
L3Harris Technologies, Inc.	140,920	27,587,909
Lockheed Martin Corp.	97,771	45,011,813
Northrop Grumman Corp.	59,768	27,242,254
Raytheon Technologies Corp.	2,176,060	213,166,838
Textron, Inc.(b)	300,359	20,313,279
TransDigm Group, Inc.	41,188	36,829,074
		622,512,779
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	79,795	7,528,658
FedEx Corp.	344,379	85,371,554
United Parcel Service, Inc., Class B	1,079,405	193,483,347
		286,383,559
Automobile Components — 0.2%
Aptiv PLC(a)	402,549	41,096,227
BorgWarner, Inc.	348,572	17,048,657
		58,144,884
Automobiles — 0.7%
Ford Motor Co.	5,852,778	88,552,531
General Motors Co.	2,068,391	79,757,157
		168,309,688
Banks — 6.5%
Bank of America Corp.	10,325,473	296,237,820
Citigroup, Inc.	2,899,274	133,482,575
Citizens Financial Group, Inc.	720,798	18,798,412
Comerica, Inc.	197,693	8,374,275
Fifth Third Bancorp	1,013,946	26,575,525
Huntington Bancshares, Inc.	2,151,339	23,191,434
JPMorgan Chase & Co.	4,352,129	632,973,642
KeyCorp	1,385,082	12,798,158
M&T Bank Corp.	247,027	30,572,062
PNC Financial Services Group, Inc.	594,730	74,906,243
Regions Financial Corp.	1,397,414	24,901,917
Truist Financial Corp.	1,983,608	60,202,503
U.S. Bancorp	2,077,493	68,640,369
Wells Fargo & Co.	5,588,140	238,501,815
Zions Bancorp N.A.	220,282	5,916,775
		1,656,073,525
Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	121,261	8,097,809
Coca-Cola Co.	2,028,771	122,172,590
Constellation Brands, Inc., Class A	105,895	26,063,936
Keurig Dr Pepper, Inc.	630,817	19,725,648
Molson Coors Beverage Co., Class B	280,392	18,461,009
		194,520,992
Biotechnology — 0.1%
Biogen, Inc.(a)	114,248	32,543,543
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	7,178,834	935,832,800
eBay, Inc.	796,378	35,590,133
Etsy, Inc.(a)	77,652	6,570,136
		977,993,069
Building Products — 0.9%
A O Smith Corp.	186,920	13,604,037
Security	Shares	Value
Building Products (continued)
Allegion PLC	130,947	$ 15,716,259
Carrier Global Corp.	1,243,313	61,805,089
Johnson Controls International PLC	1,022,329	69,661,498
Masco Corp.	96,202	5,520,071
Trane Technologies PLC	339,880	65,005,449
		231,312,403
Capital Markets — 4.7%
Bank of New York Mellon Corp.	1,069,474	47,612,983
BlackRock, Inc.(c)	223,040	154,151,866
Cboe Global Markets, Inc.	51,499	7,107,377
Charles Schwab Corp.	907,412	51,432,112
CME Group, Inc., Class A	535,719	99,263,374
FactSet Research Systems, Inc.	22,961	9,199,325
Franklin Resources, Inc.	424,937	11,350,067
Goldman Sachs Group, Inc.	495,110	159,692,779
Intercontinental Exchange, Inc.	833,804	94,286,556
Invesco Ltd.	682,344	11,470,203
MarketAxess Holdings, Inc.	28,262	7,388,252
Moody’s Corp.	124,564	43,313,394
Morgan Stanley	1,940,079	165,682,747
MSCI, Inc., Class A	51,477	24,157,641
Nasdaq, Inc.	179,761	8,961,086
Northern Trust Corp.	311,524	23,096,389
S&P Global, Inc.	488,242	195,731,335
State Street Corp.	497,808	36,429,589
T Rowe Price Group, Inc.	334,452	37,465,313
		1,187,792,388
Chemicals — 2.1%
Celanese Corp., Class A	149,055	17,260,569
Corteva, Inc.	329,273	18,867,343
Dow, Inc.	1,053,395	56,103,818
DuPont de Nemours, Inc.	683,608	48,836,955
Eastman Chemical Co.	176,256	14,756,152
Ecolab, Inc.	368,907	68,871,248
International Flavors & Fragrances, Inc.	379,295	30,188,089
Linde PLC	284,879	108,561,689
LyondellBasell Industries NV, Class A	378,289	34,738,279
PPG Industries, Inc.	350,602	51,994,277
Sherwin-Williams Co.	349,737	92,862,168
		543,040,587
Commercial Services & Supplies — 0.3%
Cintas Corp.	52,863	26,277,140
Republic Services, Inc.	137,437	21,051,225
Waste Management, Inc.	225,921	39,179,220
		86,507,585
Communications Equipment — 1.5%
Cisco Systems, Inc.	6,099,857	315,606,601
F5, Inc.(a)	89,634	13,109,869
Juniper Networks, Inc.	482,733	15,124,025
Motorola Solutions, Inc.	112,401	32,964,965
		376,805,460
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	92,068	42,506,875
Vulcan Materials Co.	81,425	18,356,452
		60,863,327
Consumer Finance — 0.7%
American Express Co.	451,614	78,671,159
Capital One Financial Corp.	568,618	62,189,751

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services	158,843	$ 18,560,804
Synchrony Financial	645,015	21,878,909
		181,300,623
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	224,561	120,899,151
Kroger Co.	972,594	45,711,918
Sysco Corp.	752,829	55,859,912
Target Corp.	687,385	90,666,082
Walgreens Boots Alliance, Inc.	1,068,092	30,429,941
Walmart, Inc.	2,088,906	328,334,245
		671,901,249
Containers & Packaging — 0.5%
Amcor PLC	2,208,380	22,039,632
Avery Dennison Corp.	120,299	20,667,368
Ball Corp.	469,491	27,329,071
International Paper Co.	516,868	16,441,571
Packaging Corp. of America	133,934	17,700,718
Sealed Air Corp.	212,124	8,484,960
Westrock Co.	379,489	11,031,745
		123,695,065
Distributors — 0.2%
Genuine Parts Co.	58,208	9,850,540
LKQ Corp.	377,212	21,980,143
Pool Corp.	21,218	7,949,112
		39,779,795
Diversified Telecommunication Services — 1.6%
AT&T Inc.	10,646,916	169,818,310
Verizon Communications, Inc.	6,260,950	232,844,731
		402,663,041
Electric Utilities — 3.5%
Alliant Energy Corp.	373,118	19,581,233
American Electric Power Co., Inc.	766,671	64,553,698
Constellation Energy Corp.	483,933	44,304,066
Duke Energy Corp.	1,147,722	102,996,572
Edison International	570,803	39,642,268
Entergy Corp.	314,906	30,662,397
Evergy, Inc.	341,041	19,923,615
Eversource Energy	519,662	36,854,429
Exelon Corp.	1,481,199	60,344,047
FirstEnergy Corp.	810,463	31,510,802
NextEra Energy, Inc.	3,013,457	223,598,509
NRG Energy, Inc.	179,801	6,722,759
Pinnacle West Capital Corp.	168,997	13,766,496
PPL Corp.	1,097,706	29,045,301
Southern Co.	1,623,923	114,080,591
Xcel Energy, Inc.	819,638	50,956,895
		888,543,678
Electrical Equipment — 1.2%
AMETEK, Inc.	171,762	27,804,833
Eaton Corp. PLC	593,629	119,378,792
Emerson Electric Co.	851,128	76,933,460
Generac Holdings, Inc.(a)(b)	93,216	13,901,302
Rockwell Automation, Inc.	171,081	56,362,635
		294,381,022
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	74,685	13,704,698
Corning, Inc.	1,139,480	39,927,379
Keysight Technologies, Inc.(a)	122,127	20,450,166
TE Connectivity Ltd.	469,342	65,782,975
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(a)	70,065	$ 28,804,422
Trimble, Inc.(a)	366,530	19,404,098
Zebra Technologies Corp., Class A(a)(b)	76,824	22,726,844
		210,800,582
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	1,507,697	47,658,302
Halliburton Co.	1,341,397	44,252,687
Schlumberger NV	997,683	49,006,189
		140,917,178
Entertainment — 2.7%
Activision Blizzard, Inc.(a)	436,833	36,825,022
Electronic Arts, Inc.(b)	123,628	16,034,551
Live Nation Entertainment, Inc.(a)(b)	214,345	19,528,973
Netflix, Inc.(a)	662,049	291,625,964
Take-Two Interactive Software, Inc.(a)	236,256	34,767,433
Walt Disney Co.(a)	2,721,382	242,964,985
Warner Bros Discovery, Inc., Class A(a)(b)	3,301,537	41,401,274
		683,148,202
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(a)(b)	2,655,831	905,638,371
Fidelity National Information Services, Inc.	880,041	48,138,243
Fiserv, Inc.(a)	284,998	35,952,498
FleetCor Technologies, Inc.(a)(b)	51,996	13,055,155
Global Payments, Inc.	389,947	38,417,578
PayPal Holdings, Inc.(a)(b)	1,661,619	110,879,836
		1,152,081,681
Food Products — 1.1%
Archer-Daniels-Midland Co.	414,008	31,282,445
Bunge Ltd.	133,198	12,567,231
Campbell Soup Co.	121,359	5,547,320
Conagra Brands, Inc.	710,520	23,958,734
General Mills, Inc.	279,356	21,426,605
Hormel Foods Corp.	119,320	4,799,050
J M Smucker Co.	158,138	23,352,238
Kellogg Co.	172,552	11,630,005
Kraft Heinz Co.	1,188,101	42,177,586
McCormick & Co., Inc., NVS	183,427	16,000,337
Mondelez International, Inc., Class A	932,968	68,050,686
Tyson Foods, Inc., Class A	423,818	21,631,671
		282,423,908
Gas Utilities — 0.0%
Atmos Energy Corp.	83,242	9,684,374
Ground Transportation — 0.9%
CSX Corp.	1,574,459	53,689,052
Norfolk Southern Corp.	339,022	76,876,629
Union Pacific Corp.	453,739	92,844,074
		223,409,755
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	1,243,173	135,530,720
Align Technology, Inc.(a)(b)	105,980	37,478,767
Baxter International, Inc.	750,724	34,202,985
Becton Dickinson & Co.	422,980	111,670,950
Boston Scientific Corp.(a)	1,006,338	54,432,822
Cooper Cos., Inc.	73,302	28,106,186
DENTSPLY SIRONA, Inc.	320,180	12,813,604
Edwards Lifesciences Corp.(a)	902,832	85,164,143
GE HealthCare Technologies, Inc.(b)	582,282	47,304,590
IDEXX Laboratories, Inc.(a)	63,077	31,679,162
Intuitive Surgical, Inc.(a)	266,139	91,003,570

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	1,981,385	$ 174,560,018
ResMed, Inc.	101,000	22,068,500
STERIS PLC	147,022	33,077,010
Stryker Corp.	503,148	153,505,423
Teleflex, Inc.	69,876	16,912,088
Zimmer Biomet Holdings, Inc.	310,483	45,206,325
		1,114,716,863
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	241,225	46,418,927
Cardinal Health, Inc.	381,497	36,078,171
Centene Corp.(a)(b)	817,215	55,121,152
Cigna Group	224,725	63,057,835
CVS Health Corp.	1,909,304	131,990,185
DaVita, Inc.(a)	81,892	8,227,689
HCA Healthcare, Inc.	141,342	42,894,470
Henry Schein, Inc.(a)(b)	195,101	15,822,691
Humana, Inc.	66,685	29,816,864
Laboratory Corp. of America Holdings	132,080	31,874,866
McKesson Corp.	109,644	46,851,978
Quest Diagnostics, Inc.	57,032	8,016,418
Universal Health Services, Inc., Class B	94,489	14,907,530
		531,078,776
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	814,783	16,377,138
Ventas, Inc.	596,829	28,212,107
Welltower, Inc.	740,222	59,876,558
		104,465,803
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,063,237	17,894,279
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.(a)	55,004	148,528,951
Caesars Entertainment, Inc.(a)	319,616	16,290,828
Carnival Corp.(a)(b)	1,493,191	28,116,787
Darden Restaurants, Inc.	180,276	30,120,514
Domino’s Pizza, Inc.	28,704	9,672,961
Expedia Group, Inc.(a)	212,373	23,231,482
Hilton Worldwide Holdings, Inc.	205,044	29,844,154
Las Vegas Sands Corp.(a)	487,711	28,287,238
Marriott International, Inc., Class A	188,168	34,564,580
McDonald’s Corp.	412,782	123,178,277
MGM Resorts International	449,696	19,750,648
Norwegian Cruise Line Holdings Ltd.(a)(b)	627,924	13,669,905
Royal Caribbean Cruises Ltd.(a)(b)	328,270	34,054,730
Starbucks Corp.	837,208	82,933,824
Wynn Resorts Ltd.(b)	153,467	16,207,650
Yum! Brands, Inc.	150,721	20,882,395
		659,334,924
Household Durables — 0.7%
DR Horton, Inc.	231,653	28,189,854
Garmin Ltd.	227,857	23,763,206
Lennar Corp., Class A	377,967	47,363,045
Mohawk Industries, Inc.(a)(b)	78,566	8,104,868
Newell Brands, Inc.	554,157	4,821,166
NVR, Inc.(a)	4,545	28,863,568
PulteGroup, Inc.	334,738	26,002,448
Whirlpool Corp.	81,687	12,154,209
		179,262,364
Household Products — 1.5%
Church & Dwight Co., Inc.	363,778	36,461,469
Clorox Co.	101,172	16,090,395
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	558,473	$ 43,024,760
Kimberly-Clark Corp.	261,278	36,072,041
Procter & Gamble Co.	1,579,592	239,687,290
		371,335,955
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	403,231	8,358,979
Industrial Conglomerates — 1.8%
3M Co.	821,599	82,233,844
General Electric Co.	1,621,775	178,151,984
Honeywell International, Inc.	990,919	205,615,692
		466,001,520
Industrial REITs — 0.7%
Prologis, Inc.	1,375,306	168,653,775
Insurance — 2.4%
Aflac, Inc.	818,880	57,157,824
Allstate Corp.	390,060	42,532,142
American International Group, Inc.	1,077,877	62,021,043
Aon PLC, Class A	103,609	35,765,827
Arthur J. Gallagher & Co.	114,841	25,215,638
Assurant, Inc.	78,764	9,902,210
Brown & Brown, Inc.	145,099	9,988,615
Chubb Ltd.	264,694	50,969,477
Cincinnati Financial Corp.	233,277	22,702,518
Everest Group Ltd.	26,782	9,155,694
Globe Life, Inc.	39,887	4,372,413
Hartford Financial Services Group, Inc.	462,030	33,275,401
Lincoln National Corp.	228,493	5,885,980
Loews Corp.	281,706	16,727,702
Marsh & McLennan Cos., Inc.	265,241	49,886,527
MetLife, Inc.	958,043	54,158,171
Principal Financial Group, Inc.	131,649	9,984,260
Prudential Financial, Inc.	543,589	47,955,422
Travelers Cos., Inc.	158,432	27,513,301
Willis Towers Watson PLC	158,257	37,269,523
		612,439,688
Interactive Media & Services — 3.8%
Match Group, Inc.(a)	415,696	17,396,878
Meta Platforms, Inc., Class A(a)	3,294,531	945,464,506
		962,861,384
IT Services — 1.7%
Accenture PLC, Class A	479,671	148,016,877
Akamai Technologies, Inc.(a)	226,673	20,371,103
Cognizant Technology Solutions Corp., Class A	754,889	49,279,154
DXC Technology Co.(a)(b)	339,212	9,063,745
EPAM Systems, Inc.(a)(b)	27,907	6,272,098
International Business Machines Corp.	1,352,340	180,956,615
VeriSign, Inc.(a)(b)	69,257	15,650,004
		429,609,596
Leisure Products — 0.0%
Hasbro, Inc.	192,051	12,439,143
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	175,551	21,110,008
Bio-Rad Laboratories, Inc., Class A(a)	32,127	12,179,988
Bio-Techne Corp.	120,318	9,821,558
Charles River Laboratories International, Inc.(a)(b)	75,686	15,912,982
Illumina, Inc.(a)	235,457	44,145,833
IQVIA Holdings, Inc.(a)(b)	143,226	32,192,908
Mettler-Toledo International, Inc.(a)	11,543	15,140,261

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	187,314	$ 22,251,030
West Pharmaceutical Services, Inc.	110,569	42,289,325
		215,043,893
Machinery — 2.4%
Caterpillar, Inc.	307,004	75,538,334
Cummins, Inc.	103,305	25,326,254
Dover Corp.	208,065	30,720,797
Fortive Corp.	526,537	39,369,172
IDEX Corp.	48,778	10,499,952
Illinois Tool Works, Inc.	201,833	50,490,543
Ingersoll Rand, Inc.	603,158	39,422,407
Nordson Corp.	80,061	19,869,539
Otis Worldwide Corp.	615,290	54,766,963
PACCAR, Inc.	778,271	65,102,369
Parker-Hannifin Corp.	191,070	74,524,943
Pentair PLC	242,181	15,644,893
Snap-on, Inc.	33,582	9,677,997
Stanley Black & Decker, Inc.	228,073	21,372,721
Westinghouse Air Brake Technologies Corp.	269,575	29,564,290
Xylem, Inc.	355,028	39,983,253
		601,874,427
Media — 1.6%
Charter Communications, Inc., Class A(a)(b)	154,732	56,843,895
Comcast Corp., Class A	6,194,516	257,382,140
Fox Corp., Class A, NVS	400,703	13,623,902
Fox Corp., Class B	205,397	6,550,110
Interpublic Group of Cos., Inc.	577,278	22,271,385
News Corp., Class A, NVS	564,022	10,998,429
News Corp., Class B	172,651	3,404,678
Omnicom Group, Inc.	297,135	28,272,395
Paramount Global, Class B, NVS	752,409	11,970,827
		411,317,761
Metals & Mining — 0.2%
Newmont Corp.	1,183,554	50,490,414
Multi-Utilities — 1.3%
Ameren Corp.	391,100	31,941,137
CenterPoint Energy, Inc.	939,828	27,395,986
CMS Energy Corp.	433,959	25,495,092
Consolidated Edison, Inc.	516,098	46,655,259
Dominion Energy, Inc.	1,244,956	64,476,271
DTE Energy Co.	306,955	33,771,189
NiSource, Inc.	615,169	16,824,872
Public Service Enterprise Group, Inc.	740,310	46,350,809
Sempra	187,671	27,323,021
WEC Energy Group, Inc.	224,984	19,852,588
		340,086,224
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	234,659	26,631,450
Boston Properties, Inc.	213,492	12,295,004
		38,926,454
Oil, Gas & Consumable Fuels — 0.9%
Kinder Morgan, Inc.	2,933,933	50,522,326
Marathon Petroleum Corp.	328,577	38,312,078
Phillips 66	683,378	65,180,594
Valero Energy Corp.	538,404	63,154,789
		217,169,787
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	189,216	10,062,507
American Airlines Group, Inc.(a)(b)	974,913	17,489,939
Security	Shares	Value
Passenger Airlines (continued)
Delta Air Lines, Inc.(a)	957,188	$ 45,504,717
Southwest Airlines Co.	884,923	32,043,062
United Airlines Holdings, Inc.(a)	488,916	26,826,821
		131,927,046
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	345,323	67,814,531
Pharmaceuticals — 1.6%
Catalent, Inc.(a)(b)	267,742	11,609,293
Johnson & Johnson	1,470,700	243,430,264
Organon & Co.	379,044	7,887,906
Viatris, Inc.	1,802,242	17,986,375
Zoetis, Inc., Class A	688,217	118,517,850
		399,431,688
Professional Services — 0.6%
Broadridge Financial Solutions, Inc.	91,427	15,143,054
Ceridian HCM Holding, Inc.(a)(b)	231,674	15,515,208
Equifax, Inc.	92,889	21,856,782
Jacobs Solutions, Inc.	189,480	22,527,277
Leidos Holdings, Inc.	70,524	6,239,964
Paychex, Inc.	204,670	22,896,433
Robert Half International, Inc.(b)	159,688	12,011,731
Verisk Analytics, Inc.(b)	116,443	26,319,611
		142,510,060
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	462,918	37,362,112
Residential REITs — 0.7%
AvalonBay Communities, Inc.	211,477	40,026,252
Camden Property Trust	158,998	17,310,112
Equity Residential	507,868	33,504,052
Essex Property Trust, Inc.	96,127	22,522,556
Invitation Homes, Inc.	861,147	29,623,457
Mid-America Apartment Communities, Inc.	173,740	26,384,156
UDR, Inc.	460,825	19,797,042
		189,167,627
Retail REITs — 0.6%
Federal Realty Investment Trust	109,589	10,604,927
Kimco Realty Corp.	919,336	18,129,306
Realty Income Corp.	1,002,621	59,946,710
Regency Centers Corp.	229,849	14,197,773
Simon Property Group, Inc.	486,978	56,236,219
		159,114,935
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)	1,103,214	125,667,107
Analog Devices, Inc.	399,450	77,816,855
Broadcom, Inc.	248,368	215,441,854
Intel Corp.	6,211,818	207,723,194
Microchip Technology, Inc.	416,790	37,340,216
Micron Technology, Inc.	1,629,867	102,860,907
NXP Semiconductors NV(b)	158,647	32,471,868
Qorvo, Inc.(a)	148,206	15,121,458
Skyworks Solutions, Inc.	235,857	26,107,011
Teradyne, Inc.	116,952	13,020,266
Texas Instruments, Inc.	500,151	90,037,183
		943,607,919
Software — 9.6%
Adobe, Inc.(a)	362,062	177,044,697
ANSYS, Inc.(a)	129,148	42,653,710
Autodesk, Inc.(a)	143,987	29,461,180
Gen Digital, Inc.	401,255	7,443,280

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Intuit, Inc.	196,372	$ 89,975,687
Microsoft Corp.	4,650,904	1,583,818,848
Oracle Corp.	939,656	111,903,633
Roper Technologies, Inc.	158,745	76,324,596
Salesforce, Inc.(a)	1,458,047	308,027,009
Tyler Technologies, Inc.(a)(b)	33,093	13,782,242
		2,440,434,882
Specialized REITs — 1.6%
American Tower Corp.	326,213	63,265,749
Crown Castle, Inc.	645,861	73,589,402
Digital Realty Trust, Inc.	433,900	49,408,193
Equinix, Inc.	139,282	109,188,731
Extra Space Storage, Inc.	101,143	15,055,135
Iron Mountain, Inc.	161,969	9,203,079
Public Storage	89,161	26,024,313
SBA Communications Corp.	70,707	16,387,054
VICI Properties, Inc.	643,088	20,212,256
Weyerhaeuser Co.	465,713	15,606,043
		397,939,955
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	88,540	6,224,362
Bath & Body Works, Inc.	341,514	12,806,775
Best Buy Co., Inc.	290,679	23,821,144
CarMax, Inc.(a)(b)	235,368	19,700,302
Home Depot, Inc.	708,833	220,191,883
Lowe’s Cos., Inc.	275,324	62,140,627
Ross Stores, Inc.	510,972	57,295,290
TJX Cos., Inc.	616,942	52,310,512
		454,490,895
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,929,921	32,422,673
HP, Inc.	1,291,067	39,648,668
NetApp, Inc.	319,902	24,440,513
Seagate Technology Holdings PLC	286,107	17,701,440
Western Digital Corp.(a)	473,808	17,971,537
		132,184,831
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,834,939	202,522,217
Ralph Lauren Corp., Class A	60,549	7,465,692
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	345,215	$ 14,775,202
VF Corp.	495,281	9,454,914
		234,218,025
Tobacco — 0.6%
Altria Group, Inc.	1,276,050	57,805,065
Philip Morris International, Inc.	1,063,366	103,805,789
		161,610,854
Trading Companies & Distributors — 0.3%
Fastenal Co.	434,006	25,602,014
United Rentals, Inc.	102,880	45,819,666
		71,421,680
Water Utilities — 0.2%
American Water Works Co., Inc.	289,881	41,380,513
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	274,481	38,125,411
Total Long-Term Investments — 99.7% (Cost: $23,511,299,937)		25,343,638,915
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	174,847,836	174,882,806
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	46,593,584	46,593,584
Total Short-Term Securities — 0.9% (Cost: $221,427,022)		221,476,390
Total Investments — 100.6% (Cost: $23,732,726,959)		25,565,115,305
Liabilities in Excess of Other Assets — (0.6)%		(154,315,263)
Net Assets — 100.0%		$ 25,410,800,042
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 210,104,994	$ —	$ (35,207,884) (a)	$ (5,677)	$ (8,627)	$ 174,882,806	174,847,836	$ 146,547 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	39,913,921	6,679,663 (a)	—	—	—	46,593,584	46,593,584	510,883	—
BlackRock, Inc.	152,128,447	3,252,312	(6,068,772)	1,565,237	3,274,642	154,151,866	223,040	1,109,030	—
				$ 1,559,560	$ 3,266,015	$ 375,628,256		$ 1,766,460	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	287	09/15/23	$ 64,406	$ 1,732,022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 25,343,638,915	$ —	$ —	$ 25,343,638,915
Short-Term Securities
Money Market Funds	221,476,390	—	—	221,476,390
	$ 25,565,115,305	$ —	$ —	$ 25,565,115,305
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,732,022	$ —	$ —	$ 1,732,022
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s